Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2016
Assets and Liabilities Measured at Fair Value on a Recurring Basis

The following tables present the assets and liabilities measured at fair value on a recurring basis and their corresponding level in the fair value hierarchy at December 31:

	Total	Level 1	Level 2	Level 3
2016:
Assets
Fixed-maturity securities, available-for-sale:
U.S. government	$1,736,523	1,736,523	—	—
Agencies not backed by the full faith and credit of the U.S. government	8,857	—	8,857	—
States and political subdivisions	9,954,613	—	9,925,338	29,275
Foreign government	438,927	—	404,687	34,240
Corporate securities	63,540,067	—	54,990,599	8,549,468
Mortgage-backed securities	11,650,264	—	11,609,060	41,204
CMOs	197,789	—	197,789	—
CDOs	19,931	—	—	19,931
Fixed-maturity securities, at fair value through income	37,051	36,901	—	150
Derivative assets	1,059,031	42,400	1,010,805	5,826
Equity securities, available-for-sale	320,166	320,166	—	—
Equity securities, trading	317,493	298,481	19,012	—
Corporate-owned life insurance	338,092	—	338,092	—
Separate account assets	27,733,261	27,733,261	—	—

Total assets	$117,352,065	30,167,732	78,504,239	8,680,094

Liabilities
Derivative liabilities	$635,634	27,345	604,587	3,702
Separate account liabilities	27,733,261	27,733,261	—	—
Reserves at fair value (1)	20,152,641	—	—	20,152,641

Total liabilities	$48,521,536	27,760,606	604,587	20,156,343

	Total	Level 1	Level 2	Level 3
2015:
Assets
Fixed-maturity securities, available-for-sale:
U.S. government	$1,755,324	1,755,324	—	—
Agencies not backed by the full faith and credit of the U.S. government	10,514	—	10,514	—
States and political subdivisions	8,998,534	—	8,998,035	499
Foreign government	272,167	—	238,794	33,373
Corporate securities	57,168,683	—	50,147,086	7,021,597
Mortgage-backed securities	12,497,799	—	12,442,893	54,906
CMOs	10,283	—	10,283	—
CDOs	21,164	—	—	21,164
Fixed-maturity securities, at fair value through income	37,111	37,111	—	—
Derivative assets	591,609	—	589,259	2,350
Equity securities, available-for-sale	68,611	68,611	—	—
Equity securities, trading	292,816	269,956	22,860	—
Corporate-owned life insurance	316,926	—	316,926	—
Separate account assets	28,243,123	28,243,123	—	—

Total assets	$110,284,664	30,374,125	72,776,650	7,133,889

Liabilities
Derivative liabilities	$350,0321	—	316,509	33,812
Separate account liabilities	28,243,123	28,243,123	—	—
Reserves at fair value (1)	18,096,009	—	—	18,096,009

Total liabilities	$46,689,453	28,243,123	316,509	18,129,821

(1)	Reserves at fair value are reported in Account balances and future policy benefit reserves on the Consolidated Balance Sheets.

Reconciliation of the Beginning and Ending Balances for the Company's Level 3 Assets and Liabilities Measured at Fair Value on a Recurring Basis

The following table provides a reconciliation of the beginning and ending balances for the Company’s Level 3 assets and liabilities measured at fair value on a recurring basis:

	Fixed-maturity securities
	Available-for-sale					Trading
	States and			Mortgage-
	political	Foreign	Corporate	backed		Corporate	Derivative	Derivative	Reserves at
	subdivisions	government	securities	securities	CDOs	securities	assets	liabilities	fair value
2016:
Balance, beginning of year	$499	33,373	7,021,597	54,906	21,164	—	2,350	(33,812)	(18,096,009)
Total realized/unrealized gains (losses) included in:
Net income	—	—	(86,539)	1,393	—	—	553,778	(583,731)	(649,516)
Other comprehensive income (loss)	790	867	272,556	302	(503)	—	—	—	—
Purchases and issuances	27,986	—	2,054,111	730	—	150	—	—	(2,805,725)
Sales and settlements	—	—	(428,407)	(16,127)	(730)	—	(550,302)	613,841	1,398,609
Transfer into Level 3	—	—	—	—	—	—	—	—	—
Transfer out of Level 3	—	—	(283,850)	—	—	—	—	—	—

Balance, end of year	29,275	34,240	8,549,468	41,204	19,931	150	5,826	(3,702)	(20,152,641)
(Losses) gains included in net income related to financial instruments still held at December 31, 2016 (1)	—	—	(80,134)	—	—	—	3,476	(30,111)	(649,516)

	Fixed-maturity securities
	Available-for-sale					Trading
	States and			Mortgage-
	political	Foreign	Corporate	backed		Corporate	Derivative	Derivative	Reserves at
	subdivisions	government	securities	securities	CDOs	securities	assets	liabilities	fair value
2015:
Balance, beginning of year	$—	34,147	5,733,760	1,332	45,229	—	11,583	(757)	(17,052,283)
Total realized/unrealized gains (losses) included in:
Net income	—	—	(20,453)	30	516	—	182,923	(179,854)	273,778
Other comprehensive income (loss)	(1)	(774)	(339,441)	(2)	(167)	—	—	—	—
Purchases and issuances	500	—	1,982,406	—	—	—	—	—	(2,687,078)
Sales and settlements	—	—	(335,492)	(1,314)	(24,414)	—	(192,156)	146,799	1,369,574
Transfer into Level 3	—	—	817	54,860	—	—	—	—	—
Transfer out of Level 3	—	—	—	—	—	—	—	—	—

Balance, end of year	499	33,373	7,021,597	54,906	21,164	—	2,350	(33,812)	(18,096,009)
(Losses) gains included in net income related to financial instruments still held at December 31, 2015 (1) (2)	—	—	(27,526)	—	36	—	2,917	(28,494)	273,778

(1)

The Company classifies realized and unrealized gains (losses) on Reserves at fair value as unrealized gains (losses) for purposes of disclosure in this table because it is impracticable to track the realized gains (losses) on a contract-by-contract basis.

(2)

The previously issued 2015 financial statements improperly disclosed losses included in net income related to Reserves at fair value still held at December 31, 2015 by including issuances of $2,687,078. The December 31, 2015 amount has been corrected to conform with current year presentation.

Significant Unobservable Inputs Used in Fair Value Measurements for Level 3 Assets and Liabilities Measured at Fair Value on a Recurring Basis

The following table provides a summary of the significant unobservable inputs used in the fair value measurements developed by the Company or reasonably available to the Company of Level 3 assets and liabilities on a recurring basis at December 31, 2016:

	Fair value	Valuation Technique	Unobservable input	Range (weighted average)
Fixed-maturity securities:
Available-for-sale:
States and political subdivisions	$29,275	Discounted cash flow	Option adjusted spread*	166 (166)
Foreign government	34,240	Discounted cash flow	Option adjusted spread	62-75 (70)
Corporate securities	8,549,468	Discounted cash flow	Option adjusted spread	-214-2,112 (147)
CDOs	19,931	Third-Party Vendor	Default and discount rates	**
Mortgage-backed securities	41,204	Third-Party Vendor	Default and discount rates	**
Trading:
Corporate securities	150	Cost	N/A	N/A
Derivative assets:
TRS	$5,826	Third-Party Vendor	Spread and discount rates	**
Derivative liabilities:
TRS	$(3,702)	Third-Party Vendor	Spread and discount rates	**
Reserves at Fair Value:
MVLO	$(15,141,482)	Discounted cash flow	Annuitizations	0–25%
			Surrenders	0–25%
			Mortality***	0–100%
			Withdrawal Benefit Election	0–50%
GMWB and GMAB	(2,399,597)	Discounted cash flow	Surrenders	0.5–35%
			Mortality***	0–100%
Variable-indexed annuity	(2,611,562)	Contract value	N/A****	N/A****

*	No range is applicable due to only one security within classification.
**	Management does not have insight into the specific assumptions used. See narrative below for qualitative discussion.
***	Mortality assumptions are derived by applying management determined factors to the Annuity 2000 Mortality Table.
****	Unobservable inputs are not applicable as the fair value of the variable-indexed annuity reserve is held at contract value.

Fair Value of Financial Assets and Liabilities

The following table presents the carrying amounts and fair values of financial assets and liabilities carried at book value at December 31:

	2016
	Carrying amount	Fair value
		Level 1	Level 2	Level 3	Total
Financial assets:
Held-to-maturity fixed-maturity securities	$28	—	—	3,630	3,630
Mortgage loans on real estate	10,351,741	—	—	10,900,205	10,900,205
Loans to affiliates	39,120	—	—	39,120	39,120
Policy loans	171,012	—	171,012	—	171,012
Acquired loans	192,380	—	—	261,307	261,307
Other invested assets	164,830	—	—	164,830	164,830
Collateral held from securities lending agreements	2,561,219	—	2,561,985	—	2,561,985
Financial liabilities:
Investment contracts	$77,305,738	—	—	78,018,770	78,018,770
Mortgage notes payable	76,916	—	—	87,981	87,981

	2015
	Carrying amount	Fair value
		Level 1	Level 2	Level 3	Total
Financial assets:
Held-to-maturity fixed-maturity securities	$55	—	—	5,279	5,279
Mortgage loans on real estate	8,788,018	—	—	9,042,293	9,042,293
Loans to affiliates	33,005	—	—	32,733	32,733
Policy loans	163,129	—	163,129	—	163,129
Acquired loans	224,083	—	—	271,927	271,927
Other invested assets	92,977	—	—	92,977	92,977
Collateral held from securities lending agreements	2,480,910	—	2,480,911	—	2,480,911
Financial liabilities:
Investment contracts	$72,088,078	—	—	72,832,319	72,832,319
Other liabilities	500,000	—	—	499,079	499,079
Mortgage notes payable	84,761	—	—	98,890	98,890